OTHER NON-CURRENT LIABILITIES (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) Subsidiary	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
OTHER NON-CURRENT LIABILITIES [Abstract]
Defined benefit scheme	$ 677	$ 356
Warrant liability	3,889	751
Phantom stock plan	411	441
Other	2,081	59
Other non-current liabilities	$ 7,058	$ 1,607
Defined benefit scheme [Abstract]
Number of group subsidiaries | Subsidiary	2
Period of salary that employees are entitled to upon each year of service period under benefit plan	15 days
Minimum period of service to be counted as one year under benefit plan	6 months
Period of salary based on latest salary rate defined as one half month's salary under benefit plan	15 days
Period of service incentive leave defined as one half month's salary under benefit plan	5 days
Percentage of 13 month's pay defined as one half month's salary under benefit plan	8.333%
Retirement age	60 years
Minimum service period required in previously credited service to be entitled benefit plan	5 years
Principal assumptions used for purposes of actuarial valuations [Abstract]
Discount rates	3.98%	5.93%
Expected rate of salary increase	2.00%	3.00%
Defined benefits recognized in profit or loss and other comprehensive income [Abstract]
Current service cost	$ 100	$ 107	$ 274
Interest on obligation	21	22	36
Total	121	129	310
Other non-current liabilities arising from defined benefit obligations [Abstract]
Present value of unfunded defined benefit obligation	677	356
Net liability arising from defined benefit obligation	677	356
Movement in present value of defined benefit obligation [Abstract]
Present value of defined benefit obligation at the beginning of the year	356	314
Foreign exchange movements	16	22
Current service cost	100	107	274
Interest cost	21	22	36
Actuarial gains	184	(109)	(693)
Present value of defined benefit obligation at the end of the year	677	356	$ 314
Deferred social security payment	$ 1,800	$ 0